INVESTMENT ON EVENT PROJECTS (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF INVESTMENTS
	As of	As of
	March 31, 2025	September 30, 2025
	HKD	HKD

Investment on event projects	$6,288,244	$17,020,085

	As of March 31,
	2024	2025
	HKD	HKD

Investment on event projects	$-	$6,288,244